Equity (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	May 12, 2010 Common Shares [Member]	Dec. 31, 2012 Common Shares [Member]	Dec. 31, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	Dec. 31, 2012 The Plan [Member] Exercise Price One [Member]	Dec. 31, 2012 The Plan [Member] Exercise Price Two [Member]	Dec. 31, 2012 The Plan [Member] Exercise Price Three [Member]
Class of Stock [Line Items]
Common stock, par value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Exercise of share options, shares						221,658	187,734	76,095	43,980	33,500
Options exercised, price						$ 0.0001	$ 0.0001	$ 0.0001	$ 1.21	$ 1.365
Stock repurchase program authorized amount		$ 20,000,000	$ 10,000,000
Treasury share repurchases, shares					4,091,650	7,543,530
Treasury share repurchases		5,708,281	7,958,841
Exercise price, per warrant				$ 0.01
Common Shares Purchased Due To Warrant Exercised				1,516,882
Distribution of dividends to common shareholders	$ 7,661,057	$ 8,769,530